Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash generated from operating activities:
(Loss) profit for the year	$ (343,810)	$ 85,416
Tax (recovery) expense	(108,953)	85,421
Items not affecting cash:
Depreciation and amortization	346,634	333,144
Share-based payment expenses (recoveries)	2,714	(2,373)
Finance expense, net	154,361	143,550
Change in fair value of derivatives	3,708	(1,514)
Impairment loss	322,249
Amortization of deferred revenue	(76,103)	(93,382)
Unrealized gain on warrants		(6,748)
Loss on investments	4,539	3,798
Pension and other employee benefit payments, net of accruals	2,148	(94)
Write down of UCM receivable	25,978
Other and foreign exchange	672	(8,571)
Taxes paid	(26,853)	(37,295)
Operating cash flow before change in non-cash working capital	307,284	501,352
Change in non-cash working capital	3,572	(21,800)
Net cash flows from (used in) operating activities	310,856	479,552
Cash used in investing activities:
Acquisition of property, plant and equipment	(259,202)	(190,899)
Proceeds from disposal of investments		53
Acquisition of Mason		(19,050)
Acquisition of subsidiary, net of cash acquired	(44,688)	4,224
Change in restricted cash	3,401	(3,196)
Net interest received	8,119	6,732
Net cash flows from (used in) investing activities	(292,370)	(202,136)
Cash used in financing activities:
Interest paid on long-term debt	(74,750)	(74,750)
Financing costs	(26,149)	(20,564)
Lease payments	(32,952)	(20,926)
Net proceeds from equity transactions		(69)
Dividends paid	(3,927)	(4,045)
Net cash flows from (used in) financing activities	(137,778)	(120,354)
Effect of movement in exchange rates on cash and cash equivalents	(59)	1,936
Net (decrease) increase in cash and cash equivalents	(119,351)	158,998
Cash and cash equivalents, beginning of the year	515,497	356,499
Cash and cash equivalents, end of the year	$ 396,146	$ 515,497